Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 346,531	$ 328,761
Accounts receivable, net	119,844	132,671
Inventories	120,065	115,717
Net investment in sales-type leases	5,980	7,208
Prepaid expenses	8,261	7,696
Other current assets	19,295	22,858
Total current assets	619,976	614,911
Non-current assets
Net investment in sales-type leases - long-term	3,423	4,439
Property, plant and equipment, net	197,554	199,951
Goodwill	387,416	387,108
Other intangible assets, net	132,811	142,122
Other non-current assets	34,475	31,219
Total non-current assets	755,679	764,839
Total assets	1,375,655	1,379,750
Current liabilities
Accounts payable	40,608	39,849
Current portion of long-term debt	5,143	5,143
Accrued expenses and other current liabilities	33,390	30,041
Accrued compensation and related benefits	35,541	35,356
Deferred revenues	55,061	52,908
Total current liabilities	169,743	163,297
Non-current liabilities
Long-term debt	25,857	27,143
Deferred tax liabilities	4,141	7,069
Deferred revenues - long-term	15,139	15,200
Other non-current liabilities	30,785	32,899
Total non-current liabilities	75,922	82,311
Total liabilities	245,665	245,608
Contingencies (see note 12)
Redeemable non-controlling interests	1,579	1,635
Equity
Ordinary shares, NIS 0.01 nominal value, authorized 180,000 thousands shares; 53,710 thousands shares and 53,631 thousands shares issued and outstanding at March 31, 2018 and December 31, 2017, respectively	145	145
Additional paid-in capital	2,667,023	2,663,274
Accumulated other comprehensive loss	(5,337)	(7,023)
Accumulated deficit	(1,533,403)	(1,523,906)
Equity attributable to Stratasys Ltd.	1,128,428	1,132,490
Non-controlling interests	(17)	17
Total equity	1,128,411	1,132,507
Total liabilities and equity	$ 1,375,655	$ 1,379,750